Severance Indemnities and Pension Plans (Aggregated Accumulated Benefit Obligations) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,758,736	¥ 1,814,070
Foreign Offices and Subsidiaries, Pension Benefits and Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 457,591	¥ 443,384